Debt Aggregate Principal Payments On Debt Outstanding (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
Debt Instrument, Periodic Payment, Principal in Next Twelve Months	$ 0.0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0.0
Long-Term Debt, Maturities, Repayments of Principal in Year Three	0.0
Long-Term Debt, Maturities, Repayments of Principal in Year Four	1,000.0
Long-Term Debt, Maturities, Repayments of Principal in Year Five	0.0
Long-Term Debt, Maturities, Repayments of Principal after Year Five	5,950.0
Total	$ 6,950.0